Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
France
Other operating income
Refunds related to tax development programmes	€ 25,068	€ 22,691	€ 19,308
Italy
Other operating income
Refunds related to tax development programmes	7,342	2,784	124
United Kingdom
Other operating income
Refunds related to tax development programmes	7,250	6,502	4,337
Germany
Other operating income
Refunds related to tax development programmes	3,280	0	0
Sanofi
Other operating income
Refunds related to development of portfolios	€ 34,174	€ 35,762	€ 43,398